Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2023
Deferred tax expense (income) [abstract]
Disclosure of temporary difference, unused tax losses and unused tax credits
United Kingdom

Recognised	December 31,
	2023	2022
	£’000	£’000
Deferred tax asset
Other temporary differences	3,115	7,312

Deferred tax liability
Fixed asset temporary differences	(3,115)	(7,312)
Deferred tax asset, net	—	—

Not Recognised	December 31,
	2023	2022
	£’000	£’000
Deferred tax asset
Losses and other deductions	50,576	41,827
Other temporary differences	7,082	531
Deferred tax asset, net	57,658	42,358
Austria
The Group has recognised the following deferred tax assets and liabilities at December 31, 2023 and 2022:

	December 31,
	2023	2022(1)
	£’000	£’000
Deferred tax asset
Other temporary differences	1,649	1,006

Deferred tax liability
Fixed asset temporary differences	(5,897)	(7,072)
Other temporary differences	(1,526)	(1,006)
Deferred tax liability, net	(5,774)	(7,072)
(1) Comparative figures are restated for the adoption of the amendment to IAS 12, Income Taxes, see note 2e.
United States of America
The Group has recognised the following deferred tax assets and liabilities at December 31, 2023 and 2022:

	December 31,
	2023	2022(1)
	£’000	£’000
Deferred tax asset
Other temporary differences	1,257	1,008

Deferred tax liability
Other temporary differences	(567)	—
Deferred tax asset, net	690	1,008
(1) Comparative figures are restated for the adoption of the amendment to IAS 12, Income Taxes, see note 2e.